Income taxes (Details 4) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
State of Louisiana deferred tax asset
Valuation allowance
Valuation allowance	$ 0.60	$ 0.60
Charitable contribution carry-forward
Valuation allowance
Valuation allowance	$ 0.03	$ 0.02